Supplementary Cash Flow Information (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 385,352	$ 445,452	$ 453,283	$ 567,994
Restricted cash - current	38,231	38,179	27,848	107,672
Restricted cash - non-current	34,880	68,543	74,301	129,576
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 458,463	$ 552,174	$ 555,432	$ 805,242